PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense			$ 141	$ 120
Depreciation expensed to general and administrative expenses (Note 19)
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 71	$ 63	$ 141	$ 120